Goodwill and intangible assets - Movement in goodwill and intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and intangible assets
Balance at the beginning	€ 1,378
Balance at the end	1,241	€ 1,378
Goodwill
Goodwill and intangible assets
Balance at the beginning	585
Balance at the end	510	585
Indefinite-life intangibles
Goodwill and intangible assets
Balance at the beginning	784
Balance at the end	716	784
Software
Goodwill and intangible assets
Balance at the end	8
Other
Goodwill and intangible assets
Balance at the beginning	9
Balance at the end	7	9
Cost
Goodwill and intangible assets
Balance at the beginning	1,402	1,334
Additions	3
Currency translation	(126)	68
Other movements	23
Balance at the end	1,302	1,402
Cost | Goodwill
Goodwill and intangible assets
Balance at the beginning	585	558
Currency translation	(53)	27
Other movements	(22)
Balance at the end	510	585
Cost | Indefinite-life intangibles
Goodwill and intangible assets
Balance at the beginning	784	743
Additions	3
Currency translation	(73)	41
Other movements	2
Balance at the end	716	784
Cost | Software
Goodwill and intangible assets
Balance at the beginning	14	14
Other movements	29
Balance at the end	43	14
Cost | Other
Goodwill and intangible assets
Balance at the beginning	19	19
Other movements	14
Balance at the end	33	19
Accumulated amortisation and Impairment
Goodwill and intangible assets
Balance at the beginning	(24)	(22)
Amortisation/impairment for the year	(4)	(2)
Other movements	(33)
Balance at the end	(61)	(24)
Accumulated amortisation and Impairment | Software
Goodwill and intangible assets
Balance at the beginning	(14)	(14)
Amortisation/impairment for the year	(2)
Other movements	(19)
Balance at the end	(35)	(14)
Accumulated amortisation and Impairment | Other
Goodwill and intangible assets
Balance at the beginning	(10)	(8)
Amortisation/impairment for the year	(2)	(2)
Other movements	(14)
Balance at the end	€ (26)	€ (10)